Capital Contributions, Dividends and Statutory Information	12 Months Ended
Dec. 31, 2012
Stockholders' Equity Note [Abstract]
Capital Contributions, Dividends and Statutory Information
Capital Contributions, Dividends and Statutory Information

ILIAC's ability to pay dividends to its parent is subject to the prior approval of insurance regulatory authorities of the State of Connecticut for payment of any dividend, which, when combined with other dividends paid within the preceding twelve months, exceeds the greater of (1) ten percent (10.0%) of ILIAC's earned statutory surplus at the prior year end or (2) ILIAC's prior year statutory net gain from operations. Connecticut law also prohibits a Connecticut insurer from declaring or paying a dividend except out of its earned surplus unless prior insurance regulatory approval is obtained.

During the year ended December 31, 2011, ILIAC did not pay any dividends on its common stock to its Parent. During the year ended December 31, 2010, ILIAC paid a $203.0 dividend on its common stock to its Parent. During the year ended December 31, 2009, ILIAC did not pay any dividends on its common stock to its Parent. On December 22, 2011 and October 30, 2010, IFA paid a $65.0 and $60.0, respectively, dividend to ILIAC, its parent, which was eliminated in consolidation.

During the year ended December 31, 2011, ILIAC received capital contributions of $201.0 in the aggregate from its Parent. During the year ended December 31, 2010, ILIAC did not receive any capital contributions from is Parent. On November 12, 2008, ING issued to the Dutch State non-voting Tier 1 securities for a total consideration of EUR 10 billion. On February 24, 2009, $2.2 billion was contributed to direct and indirect insurance company subsidiaries of ING AIH, of which $365.0 was contributed to the Company. The contribution was comprised of the proceeds from the investment by the Dutch State and the redistribution of currently existing capital within ING.

The State of Connecticut Insurance Department (the “Department”) recognizes as net income and capital and surplus those amounts determined in conformity with statutory accounting practices prescribed or permitted by the Department, which differ in certain respects from accounting principles generally accepted in the United States. Statutory net income (loss) was $194.4, $66.0, and $271.6, for the years ended December 31, 2011, 2010, and 2009, respectively. Statutory capital and surplus was $1.9 billion and $1.7 billion as of December 31, 2011 and 2010, respectively. As specifically prescribed by statutory accounting practices, statutory surplus as of December 31, 2010 included the impact of the $150.0 capital contribution received by ILIAC from its Parent on February 18, 2011.

Effective for December 31, 2009, the Company adopted Actuarial Guideline 43, Variable Annuity Commissioners Annuity Reserve Valuation Method ("AG43"). The NAIC replaced the existing formula-based reserve standard methodology (AG34, Death Benefits and AG39, Living Benefits) with a stochastic principles-based methodology (AG43) for determining reserves for all individual variable annuity contracts with and without guaranteed benefits and all group annuity contracts with guarantees issued on or after January 1, 1981. Variable payout annuity contracts are also subject to AG43. There is no cumulative effect of adopting AG43. Reserves calculated using AG43 were higher than reserves calculated under AG34 and AG39 by $69.1 at December 31, 2010. Where the application of AG43 produces higher reserves than the Company had otherwise established under AG43 and AG39, the Company may request a grade-in period, not to exceed three years, from the domiciliary commissioner. The grading shall be done only on reserves on the contracts in-force as of the current year. The reserves under the old basis and the new basis shall be compared each year with two-thirds of the difference subtracted from the reserve under the new basis at December 31, 2009 and one-third of the difference subtracted from the new basis at December 31, 2010 and the remaining third recorded in 2011.  The Company did elect the grade-in provision. The reserves at December  31, 2011 reflect the full impact of adoption of AG43.

Effective December 31, 2009, the Company adopted SSAP No. 10R, Income Taxes, for its statutory basis of accounting. This statement requires the Company to calculate admitted deferred tax assets based upon what is expected to reverse within one year with a cap on the admitted portion of the deferred tax asset of 10% of capital and surplus for its most recently filed statement. If the Company's risk-based capital (“RBC”) levels, after reflecting the above limitation, exceeds 250% of the authorized control level, the statement increases the limitation on admitted deferred tax assets from what is expected to reverse in one year to what is expected to reverse over the next three years and increases the cap on the admitted portion of the deferred tax asset from 10% of capital and surplus for its most recently filed statement to 15%. Other revisions in the statement include requiring the Company to reduce the gross deferred tax asset by a statutory valuation allowance adjustment if, based on the weight of available evidence, it is more likely than not (a likelihood of more than 50%) that some portion of or all of the gross deferred tax assets will not be realized. To temper this positive RBC impact, and as a temporary measure at December 31, 2009 only, a 5% pre-tax RBC charge was required to be applied to the additional admitted deferred tax assets generated by SSAP 10R. The adoption for 2009 had a December 31, 2009 sunset; however, during 2010, the 2009 adoption, including the 5% pre-tax RBC charge, was extended through December 31, 2011. The effects on the Company's statutory financial statements of adopting this change in accounting principle were increases to total assets and capital and surplus of $86.7 and $68.9 as of December 31, 2011 and 2010, respectively. This adoption had no impact on total liabilities or net income.